Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Jun. 30, 2012
Balance Sheets [Abstract]
Common Stock, no par value
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	20,126,500	20,126,500
Common stock shares outstanding	20,126,500	20,126,500